Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Share capital [member] INR (₨)	Share capital [member] USD ($)	Securities premium [member] INR (₨)	Securities premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[5]	Reserve of share-based payments [member] INR (₨)	Reserve of share-based payments [member] USD ($)	Translation of foreign operations [member] INR (₨)	Translation of foreign operations [member] USD ($)	Available for sale financial investments [member] INR (₨)	Available for sale financial investments [member] USD ($)	Cash flow hedges [member] INR (₨)	Cash flow hedges [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	[2]	Total [member] INR (₨)	Total [member] USD ($)	Non-controlling interests [member] INR (₨)		Non-controlling interests [member] USD ($)
Beginning balance at Mar. 31, 2017	₨ 713,788		₨ 3,718		₨ 190,452		₨ (1,034)	[1]			₨ 1,548		₨ 11,789		₨ 632		₨ 43		₨ 369,390	[2]			₨ 576,538		₨ 137,250
Profit / (loss) for the year	47,284																		14,080	[2]			14,080		33,204
Other comprehensive income/ (loss) for the year, net of tax	88,453												86,884		900		(147)		85	[2]			87,722		731
Total Comprehensive Income / (loss) for the year	135,737												86,884		900		(147)		14,165	[2]			101,802		33,935
Purchase of treasury shares	(2,022)						(2,022)	[1]															(2,022)
Stock options cancelled during the year											(29)								29	[2]
Recognition of share based payment	468										468												468
Exercise of stock options	344						449	[1]			(214)								109	[2]			344
Acquisition of Non controlling interest on business combination	1,092																								1,092
Recognition of put option liability/ derecognition of non controlling interest	(2,343)																		(1,716)	[2]			(1,716)		(627)
Dividend	(92,887)																		(78,614)	[2]			(78,614)		(14,273)	[3]
Ending Balance at Mar. 31, 2018	754,177		3,718		190,452		(2,607)	[4]			1,773		98,673		1,532		(104)		303,363	[2]			596,800		157,377
Profit / (loss) for the year	76,229																		49,775	[2]			49,775		26,454
Other comprehensive income/ (loss) for the year, net of tax	6,246												8,277		(446)		(630)		(122)	[2]			7,079		(833)
Total Comprehensive Income / (loss) for the year	82,475												8,277		(446)		(630)		49,653	[2]			56,854		25,621
Purchase of treasury shares	(1,425)						(1,425)	[4]															(1,425)
Stock options cancelled during the year											(71)								71	[2]
Recognition of share based payment	822										822												822
Exercise of stock options	44						61	[4]			(31)								14	[2]			44
Acquisition of Non controlling interest on business combination	1,962																								1,962
Dividend	(105,534)																		(69,795)	[2]			(69,795)		(35,739)	[3]
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest	(575)																		(1,962)	[2]			(1,962)		1,387
Ending Balance at Mar. 31, 2019	731,946		3,718		190,452		(3,971)	[5]			2,493		106,950		1,086		(734)		281,344	[2]			581,338		150,608
Profit / (loss) for the year	(42,100)	$ (558)																	(61,248)	[2]			(61,248)		19,148
Other comprehensive income/ (loss) for the year, net of tax	7,018	93											9,498		(738)		464		(926)	[2]			8,298		(1,280)
Total Comprehensive Income / (loss) for the year	(35,082)	(465)											9,498		(738)		464		(62,174)	[2]			(52,950)		17,868
Stock options cancelled during the year											(519)								519	[2]
Recognition of share based payment	754										754												754
Exercise of stock options	0						165	[5]			(232)								67	[2]			0		0
Acquisition of Non controlling interest on business combination	(1,074)																		1,268				1,268		(2,342)
Dividend	(14,441)																		(14,441)	[2]			(14,441)		0
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest	(208)																		(3,448)	[2]			(3,448)		3,240
Ending Balance at Mar. 31, 2020	₨ 681,895	$ 9,045	₨ 3,718	$ 49	₨ 190,452	$ 2,526	₨ (3,806)	[5]	$ (50)		₨ 2,496	$ 33	₨ 116,448	$ 1,545	₨ 348	$ 5	₨ (270)	$ (4)	₨ 203,135	[2]	$ 2,694		₨ 512,521	$ 6,798	₨ 169,374		$ 2,247

[1]	Treasury share represents 9,233,871 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company’s stock option scheme as detailed in Note 29.
[2]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 30)
[3]	Includes tax on dividend
[4]	Treasury share represents 14,998,702 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company’s stock option scheme as detailed in Note 29.
[5]	Treasury share represents 1,43,78,261 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company’s stock option scheme as detailed in Note 29.